(Loss)/profit before tax (Tables)	6 Months Ended
Jun. 30, 2025
Lossprofit Before Tax
Schedule of profit (loss) before tax

The Group’s (loss)/profit before tax is arrived at after charging:

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Expense relating to short-term leases	22,054	173,120	475,320
Employer’s contribution to defined contribution plan (included in staff costs below)	294,521	2,311,959	2,756,809
Employee benefits expenses
- directors’ emoluments (Note 18)	212,633	1,669,151	2,689,500
- staff costs (including directors’ emoluments)	9,804,099	76,961,197	88,916,871